Liquidated Damages	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Liquidated Damages

24. Liquidated Damages

During the years December 31, 2022 and 2021, the Company recorded liquidated damages of $1,140 and $2,637 (including accrued interest of $652 and $1,007), respectively. During the year December 31, 2022, Liquidated Damages of $488 were recorded as a result of Registration Rights Damages resulting from not registering the Series K Preferred Stock timely.